Schedule of Future Policy Benefits and Other Policyholder Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 4,757,641	$ 4,528,949
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,567,388	1,492,438
Immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	584,948	635,858
Accident And Health Insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,580,809	1,462,110
Equity indexed annuity contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	38,739	39,174
Other Life Contingent Products
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 985,757	$ 899,369